Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000241759 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241759 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241759 | BYD Co. Ltd.FR_653665901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241759 | Sony Group Corp.FR_835699307
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241759 | HDFC Bank Ltd.FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241759 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241759 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241759 | Recruit Holdings Co. Ltd.FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241759 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241759 | Kerry Group PLCFR_451957906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241759 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000241759 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241759 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241759 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241759 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241759 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241759 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241759 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241759 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241759 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241759 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241759 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000241759 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241759 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000241759 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241759 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000241759 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241759 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241759 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241759 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241759 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241759 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241759 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241757 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241757 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241757 | BYD Co. Ltd.FR_653665901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241757 | Sony Group Corp.FR_835699307
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241757 | HDFC Bank Ltd.FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241757 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241757 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241757 | Recruit Holdings Co. Ltd.FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241757 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241757 | Kerry Group PLCFR_451957906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241757 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000241757 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241757 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241757 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241757 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241757 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241757 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241757 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241757 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241757 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241757 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000241757 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000241757 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000241757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241757 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241757 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241757 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241757 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241757 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241757 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000093288 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093288 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093288 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093288 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093288 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093288 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093288 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093288 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093288 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093288 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093288 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000093288 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000093288 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000093288 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000093288 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000093288 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093288 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093288 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093288 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093288 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093288 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093288 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093288 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093289 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093289 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093289 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093289 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093289 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093289 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093289 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093289 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093289 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093289 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093289 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000093289 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000093289 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000093289 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000093289 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000093289 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093289 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093289 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093289 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093289 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093289 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093289 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093289 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093290 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093290 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093290 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093290 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093290 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093290 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093290 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093290 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093290 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093290 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093290 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000093290 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000093290 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000093290 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000093290 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000093290 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093290 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093290 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093290 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093290 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093290 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093290 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093290 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093291 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093291 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093291 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093291 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093291 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093291 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093291 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093291 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093291 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093291 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093291 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000093291 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000093291 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000093291 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000093291 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000093291 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093291 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093291 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093291 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093291 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093291 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093291 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093291 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156757 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156757 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156757 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156757 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156757 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156757 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156757 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156757 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156757 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156757 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156757 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000156757 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000156757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000156757 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000156757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156757 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156757 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156757 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156757 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156757 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156757 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241382 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241382 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000241382 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000241382 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241382 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241382 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241382 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241382 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241382 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241382 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241382 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241382 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241382 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000241382 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000241382 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000241382 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241382 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241382 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241382 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000241382 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241382 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241382 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241382 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241382 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171801 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171801 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000171801 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000171801 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171801 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171801 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171801 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171801 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171801 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171801 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171801 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171801 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171801 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171801 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000171801 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171801 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171801 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171801 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171801 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000171801 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171801 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171801 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171801 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171801 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171799 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171799 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000171799 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000171799 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171799 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171799 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171799 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171799 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171799 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171799 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171799 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171799 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171799 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171799 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000171799 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171799 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171799 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171799 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171799 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000171799 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171799 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171799 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171799 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171799 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171800 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171800 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000171800 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000171800 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171800 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171800 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171800 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171800 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171800 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171800 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171800 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171800 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171800 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171800 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000171800 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171800 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171800 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171800 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171800 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000171800 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171800 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171800 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171800 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171800 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241383 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241383 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000241383 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000241383 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241383 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241383 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241383 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241383 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241383 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241383 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241383 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241383 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241383 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000241383 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000241383 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000241383 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241383 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241383 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241383 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000241383 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241383 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241383 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241383 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241383 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171804 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171804 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171804 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171804 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171804 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171804 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171804 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171804 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171804 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171804 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171804 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000171804 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171804 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171804 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000171804 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171804 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000171804 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171804 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171804 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171804 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171804 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171804 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171804 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171804 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171802 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171802 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171802 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171802 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171802 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171802 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171802 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171802 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171802 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171802 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171802 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000171802 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171802 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171802 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000171802 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171802 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000171802 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171802 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171802 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171802 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171802 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171802 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171802 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171802 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171803 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171803 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171803 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171803 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171803 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171803 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171803 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171803 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171803 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171803 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171803 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000171803 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171803 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171803 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000171803 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171803 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000171803 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171803 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171803 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171803 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171803 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171803 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171803 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171803 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228030 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228030 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228030 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228030 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228030 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228030 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228030 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228030 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228030 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228030 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228030 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228030 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228030 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000228030 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000228030 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000228030 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000228030 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228030 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228030 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000228030 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228030 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228030 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228030 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228030 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171807 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171807 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171807 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171807 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171807 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171807 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171807 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171807 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171807 | iShares Russell 1000 Value ETFFR_464287598
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171807 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171807 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171807 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171807 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000171807 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171807 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000171807 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000171807 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000171807 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171807 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171807 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171807 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171807 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171807 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171807 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171805 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171805 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171805 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171805 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171805 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171805 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171805 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171805 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171805 | iShares Russell 1000 Value ETFFR_464287598
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171805 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171805 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171805 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171805 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000171805 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171805 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000171805 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000171805 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000171805 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171805 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171805 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171805 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171805 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171805 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171805 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171806 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171806 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171806 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171806 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171806 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171806 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171806 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171806 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171806 | iShares Russell 1000 Value ETFFR_464287598
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171806 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171806 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000171806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000171806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000171806 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000171806 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171806 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171806 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171806 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171806 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241763 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241763 | U.S. Treasury BondsFR_912810TB4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241763 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241763 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241763 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241763 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241763 | JPMorgan Chase & Co.FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241763 | Verizon Communications, Inc.FR_92343VGC2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241763 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241763 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241763 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241763 | A
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000241763 | BBB
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000241763 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241763 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241763 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000241763 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241763 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241763 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241763 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241761 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241761 | U.S. Treasury BondsFR_912810TB4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241761 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241761 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241761 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241761 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241761 | JPMorgan Chase & Co.FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241761 | Verizon Communications, Inc.FR_92343VGC2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241761 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241761 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241761 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241761 | A
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000241761 | BBB
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000241761 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241761 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241761 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000241761 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241761 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241761 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241761 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246912 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246912 | U.S. Treasury BondsFR_912810TB4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246912 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246912 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246912 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246912 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246912 | JPMorgan Chase & Co.FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246912 | Verizon Communications, Inc.FR_92343VGC2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246912 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000246912 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246912 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246912 | A
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000246912 | BBB
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000246912 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246912 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246912 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000246912 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000246912 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246912 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246912 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132301 | Ares Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132301 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132301 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132301 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132301 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132301 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132301 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132301 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132301 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132301 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132301 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132301 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000132301 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000132301 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000132301 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000132301 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000132301 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132301 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000132301 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132301 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132301 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132302 | Ares Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132302 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132302 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132302 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132302 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132302 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132302 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132302 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132302 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132302 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132302 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132302 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000132302 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000132302 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000132302 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000132302 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000132302 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132302 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000132302 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132302 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132302 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132303 | Ares Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132303 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132303 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132303 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132303 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132303 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132303 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132303 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132303 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132303 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132303 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132303 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000132303 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000132303 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000132303 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000132303 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000132303 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132303 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000132303 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132303 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132303 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132304 | Ares Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132304 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132304 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132304 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132304 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000132304 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132304 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132304 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132304 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132304 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132304 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132304 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000132304 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000132304 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000132304 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000132304 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000132304 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132304 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000132304 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132304 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132304 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171825 | Ares Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171825 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171825 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171825 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171825 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171825 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171825 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171825 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171825 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171825 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171825 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000171825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000171825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000171825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000171825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171825 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171825 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171825 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171823 | Ares Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171823 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171823 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171823 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171823 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171823 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171823 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171823 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171823 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171823 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171823 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171823 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000171823 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000171823 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000171823 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000171823 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171823 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171823 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171823 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171823 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171823 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171824 | Ares Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171824 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171824 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171824 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171824 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171824 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171824 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171824 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171824 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171824 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171824 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171824 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000171824 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000171824 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000171824 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000171824 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171824 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171824 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171824 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171824 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171824 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228028 | Ares Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228028 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228028 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228028 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228028 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228028 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228028 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228028 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228028 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228028 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228028 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000228028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000228028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000228028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000228028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000228028 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228028 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000140993 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140993 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140993 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140993 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140993 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140993 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140993 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140993 | Sirius XM Holdings, Inc.FR_829933100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140993 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000140993 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000140993 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000140993 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000140993 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000140993 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140993 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000140993 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140993 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000140993 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000140993 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140993 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140993 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140993 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140994 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140994 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140994 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140994 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140994 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140994 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140994 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140994 | Sirius XM Holdings, Inc.FR_829933100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140994 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000140994 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000140994 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000140994 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000140994 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000140994 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140994 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000140994 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140994 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000140994 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000140994 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140994 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140994 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140994 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140995 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140995 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140995 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140995 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140995 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140995 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140995 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140995 | Sirius XM Holdings, Inc.FR_829933100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140995 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000140995 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000140995 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000140995 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000140995 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000140995 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000140995 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140995 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000140995 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000140995 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140995 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140995 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140995 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140996 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140996 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140996 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140996 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140996 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140996 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140996 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140996 | Sirius XM Holdings, Inc.FR_829933100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140996 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000140996 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000140996 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000140996 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000140996 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000140996 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140996 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000140996 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140996 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000140996 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000140996 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140996 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140996 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140996 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171834 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171834 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171834 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171834 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171834 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171834 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171834 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171834 | Sirius XM Holdings, Inc.FR_829933100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171834 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000171834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000171834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000171834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000171834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171834 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171834 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171834 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171834 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171832 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171832 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171832 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171832 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171832 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171832 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171832 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171832 | Sirius XM Holdings, Inc.FR_829933100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171832 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000171832 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171832 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000171832 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171832 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000171832 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171832 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000171832 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171832 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171832 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171832 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171832 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171832 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171832 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171833 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171833 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171833 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171833 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171833 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171833 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171833 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171833 | Sirius XM Holdings, Inc.FR_829933100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000171833 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171833 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000171833 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171833 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000171833 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171833 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000171833 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171833 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171833 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171833 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171833 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171833 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171833 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000172163 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000172163 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172163 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172163 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172163 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172163 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172163 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172163 | Sirius XM Holdings, Inc.FR_829933100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000172163 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000172163 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000172163 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172163 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000172163 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172163 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000172163 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172163 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000172163 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000172163 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172163 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172163 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000172163 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000137932 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137932 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137932 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137932 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137932 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137932 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137932 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137932 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137932 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137932 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137932 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000137932 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137932 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137932 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000137932 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000137933 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137933 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137933 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137933 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137933 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137933 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137933 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137933 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137933 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137933 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137933 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000137933 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137933 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137933 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000137933 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000137934 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137934 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137934 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137934 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137934 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137934 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137934 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137934 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137934 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137934 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137934 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000137934 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137934 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137934 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000137934 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000137935 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137935 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137935 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137935 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137935 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137935 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137935 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137935 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137935 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137935 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137935 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000137935 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137935 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137935 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000137935 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000021228 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021228 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021228 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021228 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021228 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021228 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021228 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021228 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021228 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021228 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021228 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021228 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021228 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021228 | A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021228 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021228 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021228 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021228 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021228 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000021228 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021228 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021228 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021228 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000021228 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021228 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021228 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021228 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021230 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021230 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021230 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021230 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021230 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021230 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021230 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021230 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021230 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021230 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021230 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021230 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021230 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021230 | A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021230 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021230 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021230 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021230 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021230 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000021230 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021230 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021230 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021230 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000021230 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021230 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021230 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021230 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081953 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000081953 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000081953 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000081953 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081953 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081953 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081953 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081953 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081953 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081953 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081953 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000081953 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081953 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081953 | A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081953 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000081953 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081953 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081953 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081953 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000081953 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000081953 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081953 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081953 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000081953 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000081953 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081953 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081953 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234683 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234683 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234683 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234683 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234683 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234683 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234683 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234683 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234683 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234683 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234683 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000234683 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234683 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234683 | A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234683 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234683 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234683 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234683 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234683 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000234683 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000234683 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234683 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234683 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000234683 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234683 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234683 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234683 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156741 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156741 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156741 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156741 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156741 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156741 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156741 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156741 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156741 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156741 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156741 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000156741 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156741 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156741 | A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156741 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000156741 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156741 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156741 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156741 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000156741 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000156741 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156741 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156741 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000156741 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000156741 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156741 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156741 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000054268 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000054268 | Wells Fargo & Co.FR_95000U2X0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054268 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | Bank of America Corp.FR_06051GJQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | Infor, Inc.FR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | U.S. Treasury NotesFR_91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054268 | WEC Energy Group, Inc.FR_92939UAK2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054268 | Discover Card Execution Note TrustFR_254683CS2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054268 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000054268 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000054268 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000054268 | BBB
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000054268 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000054268 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000054268 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000054268 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000054268 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000054268 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000054268 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000054268 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000054268 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000054268 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000054268 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000054269 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000054269 | Wells Fargo & Co.FR_95000U2X0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054269 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | Bank of America Corp.FR_06051GJQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | Infor, Inc.FR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | U.S. Treasury NotesFR_91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054269 | WEC Energy Group, Inc.FR_92939UAK2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054269 | Discover Card Execution Note TrustFR_254683CS2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054269 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000054269 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000054269 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000054269 | BBB
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000054269 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000054269 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000054269 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000054269 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000054269 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000054269 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000054269 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000054269 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000054269 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000054269 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000054269 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000081831 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081831 | Wells Fargo & Co.FR_95000U2X0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081831 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | Bank of America Corp.FR_06051GJQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | Infor, Inc.FR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | U.S. Treasury NotesFR_91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081831 | WEC Energy Group, Inc.FR_92939UAK2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081831 | Discover Card Execution Note TrustFR_254683CS2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081831 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000081831 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081831 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000081831 | BBB
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000081831 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081831 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081831 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081831 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081831 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081831 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081831 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000081831 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000081831 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000081831 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081831 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021256 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021256 | Wells Fargo & Co.FR_95000U2X0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021256 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | Bank of America Corp.FR_06051GJQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | Infor, Inc.FR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | U.S. Treasury NotesFR_91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021256 | WEC Energy Group, Inc.FR_92939UAK2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021256 | Discover Card Execution Note TrustFR_254683CS2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021256 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021256 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021256 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000021256 | BBB
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000021256 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021256 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021256 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021256 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021256 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021256 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021256 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000021256 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021256 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021256 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021256 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000237766 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237766 | Wells Fargo & Co.FR_95000U2X0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237766 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | Bank of America Corp.FR_06051GJQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | Infor, Inc.FR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | U.S. Treasury NotesFR_91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237766 | WEC Energy Group, Inc.FR_92939UAK2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237766 | Discover Card Execution Note TrustFR_254683CS2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237766 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000237766 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237766 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000237766 | BBB
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000237766 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237766 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237766 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237766 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237766 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237766 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237766 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000237766 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237766 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000237766 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237766 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000237767 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237767 | Wells Fargo & Co.FR_95000U2X0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237767 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | Bank of America Corp.FR_06051GJQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | Infor, Inc.FR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | U.S. Treasury NotesFR_91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237767 | WEC Energy Group, Inc.FR_92939UAK2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237767 | Discover Card Execution Note TrustFR_254683CS2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237767 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000237767 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237767 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000237767 | BBB
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000237767 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237767 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237767 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237767 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237767 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237767 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237767 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000237767 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237767 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000237767 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237767 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000237768 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237768 | Wells Fargo & Co.FR_95000U2X0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237768 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | Bank of America Corp.FR_06051GJQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | Infor, Inc.FR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | U.S. Treasury NotesFR_91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237768 | WEC Energy Group, Inc.FR_92939UAK2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237768 | Discover Card Execution Note TrustFR_254683CS2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237768 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000237768 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237768 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000237768 | BBB
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000237768 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237768 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237768 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237768 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237768 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237768 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237768 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000237768 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000237768 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237768 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000156747 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156747 | Wells Fargo & Co.FR_95000U2X0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156747 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | Bank of America Corp.FR_06051GJQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | Infor, Inc.FR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | U.S. Treasury NotesFR_91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156747 | WEC Energy Group, Inc.FR_92939UAK2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156747 | Discover Card Execution Note TrustFR_254683CS2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156747 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000156747 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156747 | A
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000156747 | BBB
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000156747 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156747 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156747 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156747 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156747 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156747 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156747 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000156747 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000156747 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000156747 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156747 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000117711 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117711 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117711 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117711 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117711 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117711 | Workiva, Inc.FR_98139A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117711 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117711 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117711 | OneSpaWorld Holdings Ltd.FR_P73684113
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117711 | Permian Resources Corp.FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117711 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117711 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000117711 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117711 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000117711 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000117711 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000117711 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117711 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117711 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000117711 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117712 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117712 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117712 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117712 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117712 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117712 | Workiva, Inc.FR_98139A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117712 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117712 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117712 | OneSpaWorld Holdings Ltd.FR_P73684113
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117712 | Permian Resources Corp.FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117712 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117712 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000117712 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117712 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000117712 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000117712 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000117712 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117712 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117712 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000117712 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117713 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117713 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117713 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117713 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117713 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117713 | Workiva, Inc.FR_98139A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117713 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117713 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117713 | OneSpaWorld Holdings Ltd.FR_P73684113
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117713 | Permian Resources Corp.FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117713 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117713 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000117713 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117713 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000117713 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000117713 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000117713 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117713 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117713 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000117713 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117714 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117714 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117714 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117714 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117714 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117714 | Workiva, Inc.FR_98139A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117714 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117714 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117714 | OneSpaWorld Holdings Ltd.FR_P73684113
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117714 | Permian Resources Corp.FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117714 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117714 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000117714 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117714 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000117714 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000117714 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000117714 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117714 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117714 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000117714 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171822 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171822 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171822 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171822 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171822 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171822 | Workiva, Inc.FR_98139A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171822 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171822 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171822 | OneSpaWorld Holdings Ltd.FR_P73684113
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171822 | Permian Resources Corp.FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171822 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171822 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000171822 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000171822 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000171822 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000171822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000171822 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171822 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171822 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171822 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171820 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171820 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171820 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171820 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171820 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171820 | Workiva, Inc.FR_98139A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171820 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171820 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171820 | OneSpaWorld Holdings Ltd.FR_P73684113
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171820 | Permian Resources Corp.FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171820 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000171820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000171820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000171820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000171820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000171820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171820 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171820 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171820 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171821 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171821 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171821 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171821 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171821 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171821 | Workiva, Inc.FR_98139A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171821 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171821 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171821 | OneSpaWorld Holdings Ltd.FR_P73684113
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171821 | Permian Resources Corp.FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171821 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171821 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000171821 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000171821 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000171821 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000171821 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000171821 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171821 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171821 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171821 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172147 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000172147 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000172147 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172147 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172147 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172147 | Workiva, Inc.FR_98139A105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172147 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172147 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172147 | OneSpaWorld Holdings Ltd.FR_P73684113
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172147 | Permian Resources Corp.FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172147 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000172147 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000172147 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000172147 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000172147 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000172147 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000172147 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000172147 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172147 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000172147 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112974 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112974 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112974 | Columbia Banking System, Inc.FR_197236102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112974 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112974 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112974 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112974 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112974 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112974 | KBR, Inc.FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112974 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112974 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000112974 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000112974 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000112974 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112974 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112974 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000112974 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112974 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112974 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112974 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112974 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000112974 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112974 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112974 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112971 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112971 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112971 | Columbia Banking System, Inc.FR_197236102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112971 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112971 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112971 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112971 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112971 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112971 | KBR, Inc.FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112971 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112971 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000112971 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000112971 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000112971 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112971 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112971 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000112971 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112971 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112971 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112971 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112971 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000112971 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112971 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112971 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112972 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112972 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112972 | Columbia Banking System, Inc.FR_197236102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112972 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112972 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112972 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112972 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112972 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112972 | KBR, Inc.FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112972 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112972 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000112972 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000112972 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000112972 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112972 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112972 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000112972 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112972 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112972 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112972 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112972 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000112972 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112972 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112972 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112973 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112973 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112973 | Columbia Banking System, Inc.FR_197236102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112973 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112973 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112973 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112973 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112973 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112973 | KBR, Inc.FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112973 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112973 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000112973 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000112973 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000112973 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112973 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112973 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000112973 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112973 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112973 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112973 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112973 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000112973 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112973 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112973 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171819 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171819 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171819 | Columbia Banking System, Inc.FR_197236102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171819 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171819 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171819 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171819 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171819 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171819 | KBR, Inc.FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171819 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000171819 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000171819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000171819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000171819 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171819 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171819 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171819 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171819 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000171819 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171819 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171819 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171817 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171817 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171817 | Columbia Banking System, Inc.FR_197236102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171817 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171817 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171817 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171817 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171817 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171817 | KBR, Inc.FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171817 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171817 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000171817 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000171817 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000171817 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171817 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171817 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000171817 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171817 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171817 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171817 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171817 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000171817 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171817 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171817 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171818 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171818 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171818 | Columbia Banking System, Inc.FR_197236102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171818 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171818 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171818 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171818 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171818 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171818 | KBR, Inc.FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171818 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171818 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000171818 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000171818 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000171818 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171818 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171818 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000171818 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171818 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171818 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171818 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171818 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000171818 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171818 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171818 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172145 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172145 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172145 | Columbia Banking System, Inc.FR_197236102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000172145 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172145 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172145 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172145 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172145 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172145 | KBR, Inc.FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172145 | Brinker International, Inc.FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172145 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000172145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000172145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000172145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000172145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000172145 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000172145 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172145 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172145 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172145 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172145 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000172145 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000172145 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000172145 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021260 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021260 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021260 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021260 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021260 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021260 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021260 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021260 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000021260 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021260 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000021260 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021260 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021260 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021260 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021260 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021260 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021260 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021260 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021260 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021260 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021260 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021262 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021262 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021262 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021262 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021262 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021262 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021262 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021262 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000021262 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021262 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000021262 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021262 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021262 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021262 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021262 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021262 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021262 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021262 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021262 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021262 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021262 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081833 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081833 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081833 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081833 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081833 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081833 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081833 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000081833 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000081833 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000081833 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000081833 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000081833 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081833 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000081833 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000081833 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000081833 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081833 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081833 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081833 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000081833 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021263 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021263 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021263 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021263 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021263 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021263 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021263 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021263 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000021263 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021263 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000021263 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021263 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021263 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021263 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021263 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021263 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021263 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021263 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021263 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021263 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021263 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156749 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156749 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156749 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156749 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156749 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156749 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156749 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156749 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000156749 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000156749 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000156749 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156749 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000156749 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156749 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000156749 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156749 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156749 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156749 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156749 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156749 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156749 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122141 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122141 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122141 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122141 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122141 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122141 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122141 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122141 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122141 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122141 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122141 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000122141 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000122141 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000122141 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000122141 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000122141 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122141 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122141 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122141 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122141 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122141 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122141 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122141 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122142 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122142 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122142 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122142 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122142 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122142 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122142 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122142 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122142 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122142 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122142 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000122142 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000122142 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000122142 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000122142 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000122142 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122142 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122142 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122142 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122142 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122142 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122142 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122142 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122143 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122143 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122143 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122143 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122143 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122143 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122143 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122143 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122143 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122143 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122143 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000122143 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000122143 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000122143 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000122143 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000122143 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122143 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122143 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122143 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122143 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122143 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122143 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122143 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122144 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122144 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122144 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122144 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122144 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122144 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122144 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122144 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122144 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122144 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122144 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000122144 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000122144 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000122144 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000122144 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000122144 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122144 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122144 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122144 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122144 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122144 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122144 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122144 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156763 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156763 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156763 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156763 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156763 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156763 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156763 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156763 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156763 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156763 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156763 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000156763 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000156763 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000156763 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000156763 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000156763 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156763 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000156763 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156763 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156763 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156763 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156763 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156763 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241767 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241767 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241767 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000241767 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241767 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241767 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241767 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241767 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241767 | Ascendis Pharma ASFR_04351P101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241767 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241767 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241767 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000241767 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241767 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000241767 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241767 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241767 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241767 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241765 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241765 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241765 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000241765 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241765 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241765 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241765 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241765 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241765 | Ascendis Pharma ASFR_04351P101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241765 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241765 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000241765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000241765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241771 | EIDP, Inc.FR_28249KM20_0.000000_2024-12-02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241771 | Liberty Street Funding LLCFR_53127TL19_0.000000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241771 | Nutrien Ltd.FR_67077UL65_0.000000_2024-11-06
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241771 | Duke Energy Corp.FR_26244HL84_0.000000_2024-11-08
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | American Honda Finance Corp.FR_02665JMC1_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Ridgefield Funding Co. LLCFR_76582JMD3_0.000000_2024-12-13
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Victory Receivables Corp.FR_92646KMJ8_0.000000_2024-12-18
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Britannia Funding Co. LLCFR_11042LML1_0.000000_2024-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Mont Blanc Capital Corp.FR_6117P4N97_0.000000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Concord Minutemen Capital Co. LLCFR_2063C0L83_0.000000_2024-11-08
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241771 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000241771 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241771 | A
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000241771 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000241771 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000241771 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241771 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000241771 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241771 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000241771 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241768 | EIDP, Inc.FR_28249KM20_0.000000_2024-12-02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241768 | Liberty Street Funding LLCFR_53127TL19_0.000000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241768 | Nutrien Ltd.FR_67077UL65_0.000000_2024-11-06
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241768 | Duke Energy Corp.FR_26244HL84_0.000000_2024-11-08
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | American Honda Finance Corp.FR_02665JMC1_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Ridgefield Funding Co. LLCFR_76582JMD3_0.000000_2024-12-13
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Victory Receivables Corp.FR_92646KMJ8_0.000000_2024-12-18
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Britannia Funding Co. LLCFR_11042LML1_0.000000_2024-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Mont Blanc Capital Corp.FR_6117P4N97_0.000000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Concord Minutemen Capital Co. LLCFR_2063C0L83_0.000000_2024-11-08
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241768 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000241768 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241768 | A
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000241768 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000241768 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000241768 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241768 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000241768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241768 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000241768 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149082 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.815445_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000149082 | Federal National Mortgage AssociationFR_3140XPU64
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000149082 | Federal National Mortgage AssociationFR_3140XMV86
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000149082 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149082 | TCW CLO Ltd.FR_87190MAL2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149082 | Trinitas CLO XIV Ltd.FR_89641QAU4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149082 | Columbia Cent CLO 33 Ltd.FR_19737PAA2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149082 | Federal Home Loan Mortgage Corp.FR_3132DWH22
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149082 | Government National Mortgage AssociationFR_36179WXK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149082 | Allegro CLO VIII-S Ltd.FR_01751JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149082 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149082 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149082 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149082 | A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000149082 | BBB
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000149082 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000149082 | B
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000149082 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000149082 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149082 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149082 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149082 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000149082 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000149082 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149082 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000149082 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149082 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000149082 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000149082 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000149082 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149084 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.815445_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000149084 | Federal National Mortgage AssociationFR_3140XPU64
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000149084 | Federal National Mortgage AssociationFR_3140XMV86
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000149084 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149084 | TCW CLO Ltd.FR_87190MAL2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149084 | Trinitas CLO XIV Ltd.FR_89641QAU4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149084 | Columbia Cent CLO 33 Ltd.FR_19737PAA2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149084 | Federal Home Loan Mortgage Corp.FR_3132DWH22
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149084 | Government National Mortgage AssociationFR_36179WXK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149084 | Allegro CLO VIII-S Ltd.FR_01751JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149084 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149084 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149084 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149084 | A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000149084 | BBB
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000149084 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000149084 | B
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000149084 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000149084 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149084 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149084 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149084 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000149084 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000149084 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149084 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000149084 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149084 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000149084 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000149084 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000149084 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149085 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.815445_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000149085 | Federal National Mortgage AssociationFR_3140XPU64
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000149085 | Federal National Mortgage AssociationFR_3140XMV86
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000149085 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149085 | TCW CLO Ltd.FR_87190MAL2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149085 | Trinitas CLO XIV Ltd.FR_89641QAU4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149085 | Columbia Cent CLO 33 Ltd.FR_19737PAA2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149085 | Federal Home Loan Mortgage Corp.FR_3132DWH22
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149085 | Government National Mortgage AssociationFR_36179WXK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149085 | Allegro CLO VIII-S Ltd.FR_01751JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149085 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149085 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149085 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149085 | A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000149085 | BBB
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000149085 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000149085 | B
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000149085 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000149085 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149085 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149085 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149085 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000149085 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000149085 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149085 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000149085 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149085 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000149085 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000149085 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000149085 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080716 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000080716 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080716 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080716 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000080716 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000080716 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080716 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080716 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080716 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080716 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080716 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000080716 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080716 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080716 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000080716 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000080716 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000080716 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080716 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080716 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000080716 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080716 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000080716 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080716 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000080718 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000080718 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080718 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080718 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000080718 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000080718 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080718 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080718 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080718 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080718 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080718 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000080718 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080718 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080718 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000080718 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000080718 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000080718 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080718 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080718 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000080718 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080718 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000080718 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080718 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081840 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000081840 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000081840 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000081840 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000081840 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000081840 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081840 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081840 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000081840 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081840 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081840 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000081840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081840 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000081840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000081840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000081840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000081840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081840 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000081840 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081840 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081840 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081840 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000080720 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000080720 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080720 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080720 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000080720 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000080720 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080720 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080720 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080720 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080720 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080720 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000080720 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080720 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080720 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000080720 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000080720 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000080720 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080720 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080720 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000080720 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080720 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000080720 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080720 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228027 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000228027 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000228027 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228027 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228027 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228027 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228027 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228027 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228027 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228027 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228027 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228027 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228027 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228027 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000228027 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000228027 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000228027 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228027 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228027 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000228027 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228027 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228027 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228027 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110015 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110015 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000110015 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000110015 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000110015 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000110015 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110015 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110015 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110015 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110015 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000110015 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110015 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110015 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000110015 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000110015 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000110015 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110015 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110015 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000110015 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000110015 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110015 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000110015 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%